Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Shareholders Equity
Shareholders Equity

13. Shareholders’ Equity

(a) Share capital

	Number of shares 2021	Number of shares 2020	Number of shares 2019
	Ordinary	Ordinary	Ordinary
Balance at January 1	54,131,553	53,975,838	43,149,987
Issued for cash	20,498,451	53,708	10,454,545
Issued for services	112,657	102,007	371,306
Exercise of share options	474,887	303,408	46,900
Treasury shares issued (transferred)	(352,167)	(303,408)	(46,900)
Balance at December 31	74,865,381	54,131,553	53,975,838

The authorized share capital of the Company amounting to € 13,600,000 consists of 170,000,000 ordinary shares and 170,000,000 preference shares with a par value of € 0.04 per share. At December 31, 2021, 74,865,381 ordinary shares were issued. 71,290,805 ordinary shares were fully paid, and 3,574,576 ordinary shares were held by the Company as treasury shares (2020: 3,926,743).

In October 2019, the Company consummated an underwritten public offering of 10,454,545 ordinary shares at an issue price of $ 5.50 per share. The gross proceeds from this offering amounted to € 51,597,000 while the transaction costs amounted to € 3,047,000, resulting in net proceeds of € 48,550,000.

In December 2019, the Company issued 371,306 shares in the aggregate amount of $ 3,501,000, at $ 9.43 (€ 8.51) per share to Ionis Pharmaceuticals, Inc. Under the terms of the agreement, the second installment of the upfront payment in ordinary shares to the Company’s common stock was made to Ionis upon the dosing of the first patient in the phase 1/2 Aurora clinical trial for QR-1123.

In March 2020, the Company entered into a sales agreement that permitted the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold in one or more at-the-market offerings with Citigroup Global Markets, Inc. and Cantor Fitzgerald & Co. In January 2021, the Company issued 585,398 ordinary shares under this sales agreement. The gross proceeds from this sale amounted to € 2,767,000, with transaction costs amounting to € 114,000, resulting in net proceeds of € 2,653,000. In 2020, no shares were issued pursuant to this ATM facility.

In April 2021, the Company consummated an underwritten public offering of 15,923,077 ordinary shares at an issue price of $ 6.50 per share. The gross proceeds from this offering amounted to € 88,115,000 while the transaction costs amounted to € 5,499,000, resulting in net proceeds of € 82,616,000.

In September 2021, the Company issued 3,989,976 shares to Eli Lilly and Company (‘Lilly”) pursuant to the global licensing and research collaboration between the Company and Lilly, resulting in gross proceeds of € 23,223,000, with no significant transaction costs. This amount excludes a premium paid by Eli Lilly that is considered to be part of the transaction price of the licensing and research collaboration agreement (refer to note 17).

In November, 2021, the Company filed a shelf registration statement, which permitted: (a) the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 300,000,000 of its ordinary shares, warrants and/or units; and (b) as part of the $ 300,000,000, the offering, issuance and sale by us of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold under a sales agreement with Cantor Fitzgerald & Co in one or more at-the-market offerings. In 2021, no shares were issued pursuant to this ATM facility.

(b) Equity settled employee benefit reserve

The costs of share options and RSUs for employees, members of the Supervisory Board and members of the Management Board are recognized in the income statement, together with a corresponding increase in equity during the vesting period, taking into account (deferral of) corporate income taxes. The accumulated expense of share-based compensation recognized in the income statement is shown separately in the equity category ‘equity settled employee benefit reserve’ in the ‘statement of changes in equity’. On September 25, 2017, we established a Dutch foundation named Stichting Bewaarneming Aandelen ProQR for holding shares in trust for employees, members of the Management Board and members of the Supervisory Board of the Company and its group companies who from time to time could exercise options under the Company’s equity incentive plans.

(c) Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

(d) Share options and restricted stock units

The Company operates an equity-settled share-based compensation plan which was introduced in 2013. Options and RSUs may be granted to employees, members of the Supervisory Board, members of the Management Board and consultants. The compensation expenses included in operating costs for this plan were € 6,216,000 in 2021 (2020:

€ 7,838,000), of which € 3,636,000 (2020: € 4,423,000) was recorded in general and administrative costs and € 2,580,000 (2020: € 3,415,000) was recorded in research and development costs based on employee allocation.

Options granted under this stock option plan are exercisable once vested. Any vesting schedule may be attached to the granted options and restricted stock units (RSUs), however the typical vesting period is four years (25% after every year). The options expire ten years after date of grant. Options granted under the stock option plan are granted at exercise prices which equal either the face value or the fair value of the ordinary shares of the Company at the date of the grant.

The fair value of the options is estimated at the date of grant using the Black-Scholes option-pricing model, with on average the following assumptions:

	Options granted		Options granted		Options granted
	in 2021		in 2020		in 2019
Risk-free interest rate	0.510%		1.432%		2.430%
Expected dividend yield	—%		—%		—%
Expected volatility	79.0%		78.7%		80.2%
Expected life in years	5	years	5	years	5	years

The resulting weighted average grant date fair value of the options amounted to € 2.58 in 2021 (2020: € 5.01). The stock options granted have a 10-year life following the grant date and are assumed to be exercised five years from date of grant for all awards.

The fair value of RSUs is determined at the grant date by using the Company’s share price at the grant date. The resulting weighted average grant date fair value of the RSUs amounted to € 4.27 in 2021. No RSUs were granted in 2020 and 2019.

Movements in the number of options outstanding and their related weighted average exercise prices are as follows:

	2021		2020		2019
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	7,021,235	€6.47	5,575,454	€5.80	4,511,512	€4.24
Granted	1,492,034	€4.34	1,851,056	€7.88	1,237,506	€11.77
Forfeited	(341,448)	€8.68	(85,584)	€7.14	(119,338)	€9.35
Exercised	(474,887)	€3.35	(303,408)	€2.34	(46,900)	€4.18
Expired	(53,791)	€9.53	(16,283)	€8.26	(7,326)	€8.76
Balance at December 31	7,643,143	€6.13	7,021,235	€6.47	5,575,454	€5.80
Exercisable at December 31	4,221,503		3,401,449		2,521,477

The options outstanding at December 31, 2021 had an exercise price in the range of € 1.11 to € 19.32 (2020: € 1.11 to € 20.34) and a weighted-average contractual life of 6.6 years (2020: 7.0 years). The weighted-average share price at the date of exercise for share options exercised in 2021 was € 5.81 (2020: € 7.11).

Movements in the number of RSUs outstanding are as follows:

	2021	2020	2019
	Number of	Number of	Number of
	RSUs	RSUs	RSUs
Balance at January 1	—	—	—
Granted	545,613	—	—
Forfeited	(9,495)	—	—
Released	—	—	—
Balance at December 31	536,118	—	—

Please refer to note 27 for the share-based compensation granted to key management personnel.